Prepayments, Deposits and Other Assets, net	12 Months Ended
Dec. 31, 2020
Prepayments Deposits And Other Assets Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2020	2019

Security deposits (1)	$385,607	$755,886
Advances to suppliers	1,508,022	31,449
Advances to employees	215,735	18,159
Prepaid expense	293,573	377,501
Others	288,464	158,554
	2,691,401	1,341,549
Less: Long term portion	(385,607)	(759,397)
Allowance for doubtful accounts	(306,513)	(31,139)
Prepayments, deposits and other assets – current portion	$1,999,281	$551,013

(1)	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2020	2019	2018

Beginning balance	$31,139	$14,047	$19,422
Provision(recovery) for doubtful accounts	258,280	17,400	(4,510)
Foreign currency translation adjustments	17,094	(308)	(865)
Ending balance	$306,513	$31,139	$14,047